Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (125,498)	$ (153,388)	$ (84,207)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(355,156)	(243,066)	(24,723)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	(788,178)	(600,296)	$ (155,465)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(26,244)	29,347
Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(26,241)	29,363
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	(40,370)	45,174
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(14,129)	15,811
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	(26,241)	29,363
Reclassification out of Accumulated Other Comprehensive Income | Pension and Other postretirement Plan Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments	(5)	(25)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)	(2)	(9)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	$ (3)	$ (16)